Expense Example, No Redemption (Vanguard Target Retirement 2010 Fund Retail)	Vanguard Target Retirement 2010 Fund Vanguard Target Retirement 2010 Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205